SHARE-BASED COMPENSATION PLANS - Deferred Share Units (Details) - Deferred Share Units		12 Months Ended
	Feb. 03, 2021	Mar. 31, 2021 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	4,054	190,983
Volume weighted trading price		$ 8.37
Number of days considered for calculating weighted trading price		5 days